Share Option and Warrant Reserves (Details 3)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Statement [Line Items]
Number of share options outstanding beginning of the year	8,880,324	6,751,997	8,141,004
Weighted average exercise price outstanding beginning of the year	$ 1.44	$ 2.00	$ 2.67
Options outstanding, remaining contractual life	3 years 2 months 15 days
Number of options exercisable	7,047,513
Options exercisable, exercise price	$ 1.56
Options exercisable, remaining contractual life	2 years 11 months 23 days
Exercise Price Range 1
Statement [Line Items]
Number of share options outstanding beginning of the year	4,848,330
Weighted average exercise price outstanding beginning of the year	$ 0.97
Options outstanding, remaining contractual life	3 years 10 months 24 days
Number of options exercisable	3,031,143
Options exercisable, exercise price	$ 0.95
Options exercisable, remaining contractual life	3 years 9 months 10 days
Exercise Price Range 2
Statement [Line Items]
Number of share options outstanding beginning of the year	1,277,639
Weighted average exercise price outstanding beginning of the year	$ 1.72
Options outstanding, remaining contractual life	1 year 9 months 18 days
Number of options exercisable	1,262,015
Options exercisable, exercise price	$ 1.72
Options exercisable, remaining contractual life	1 year 9 months 7 days
Exercise Price Range 3
Statement [Line Items]
Number of share options outstanding beginning of the year	2,754,355
Weighted average exercise price outstanding beginning of the year	$ 2.16
Options outstanding, remaining contractual life	2 years 7 months 24 days
Number of options exercisable	2,754,355
Options exercisable, exercise price	$ 2.16
Options exercisable, remaining contractual life	2 years 7 months 24 days